Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus Dated February 25, 2016

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has approved a restructuring of the Fund’s investment advisory team, removing Chartwell Investment Partners, LLC (Chartwell) as an investment advisor to the Fund and reallocating the Fund assets managed by Chartwell to two existing advisors to the Fund: Arrowpoint Asset Management, LLC, and Stephens Investment Management Group, LLC. Granahan Investment Management, Inc.; Kalmar Investment Advisers; Wellington Management Company LLP; and The Vanguard Group, Inc., also remain advisors to the Fund. All references to Chartwell and all other details and descriptions regarding Chartwell’s management of certain assets of the Fund in the Prospectus and Summary Prospectus are deleted in their entirety.

The Fund’s investment objective, principal investment strategies, and principal risks are not expected to change.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 24 122016

Vanguard Explorer™ Fund

Supplement to the Statement of Additional Information Dated February 25, 2016

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has approved a restructuring of the Fund’s investment advisory team, removing Chartwell Investment Partners, LLC (Chartwell) as an investment advisor to the Fund and reallocating the Fund assets managed by Chartwell to two existing advisors to the Fund: Arrowpoint Asset Management, LLC, and Stephens Investment Management Group, LLC. Granahan Investment Management, Inc.; Kalmar Investment Advisers; Wellington Management Company LLP; and The Vanguard Group, Inc., also remain advisors to the Fund. All references to Chartwell and all other details and descriptions regarding Chartwell’s management of certain assets of the Fund in the Statement of Additional Information are deleted in their entirety.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 24A 122016